Acquisitions, Divestitures and Discontinued Operations, Assets Held for Sale (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets [Abstract]
Total current assets	$ 306	$ 481	$ 1,124
Liabilities [Abstract]
Current liabilities	226	$ 235
Discontinued Operations, Held-for-sale [Member]
Assets [Abstract]
Billed receivables	14
Contracts in process	33
Total current assets	47
Property, plant and equipment, net	34
Goodwill	52
Indentifiable intangible assets	2
Total assets of discontinued operations	135
Liabilities [Abstract]
Accounts payable, trade	3
Accrued employment costs	2
Accrued expenses	3
Other current liabilities	5
Current liabilities	13
Deferred income taxes	4
Total liabilities of discontinued operations	$ 17